SCHEDULE OF DEFERRED REVENUE CONTRACT LIABILITIES (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Unbilled Receivables Contract Assets And Deferred Revenue
Balance at beginning of the year	$ 2,230,925	$ 17,401,218	$ 18,585,792
Additions	492,429	3,840,948	178,036,379
Revenue recognized during the year	(2,230,925)	(17,401,218)	(179,220,953)
Balance at end of year	$ 492,429	$ 3,840,948	$ 17,401,218